UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2004

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2711 N. Haskell Avenue
      	 Suite 2070
	 Dallas, TX  75204

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 821-3119

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		July 21, 2003
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	66
Form 13F Information Table Value Total:	$104,647,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     2012    24580 SH       SOLE                    24200               380
ADTRAN INC                     COM              00738A106      526    17520 SH       SOLE                    15000              2520
AETNA INC                      COM              00817Y108      759     8460 SH       SOLE                     7900               560
ALCOA INC                      COM              013817101     2201    63450 SH       SOLE                    62500               950
ALLIANCE DATA SYSTEMS          COM              018581108      896    26700 SH       SOLE                    26700
ALLSTATE CORP                  COM              020002101     1984    43650 SH       SOLE                    43200               450
AMERICAN EXPRESS CO            COM              025816109     1757    33880 SH       SOLE                    32700              1180
AMERICAN INTL GROUP            COM              026874107     1891    26500 SH       SOLE                    26500
APOLLO GROUP                   COM              037604105      710     8240 SH       SOLE                     7650               590
ARCHER DANIELS                 COM              039483102     2636   156265 SH       SOLE                   152600              3665
AUTODESK INC                   COM              052769106     2488    78940 SH       SOLE                    78050               890
BALL CORP                      COM              058498106      358     5280 SH       SOLE                     4700               580
BANK OF AMERICA CORP.          COM              060505104     2036    25142 SH       SOLE                    24100              1042
BELLSOUTH CORP                 COM              079860102     2637    95225 SH       SOLE                    92000              3225
BOSTON SCIENTIFIC CORP         COM              101137107      795    18770 SH       SOLE                    18300               470
CARNIVAL CORP. CL. A           COM              143658102     1997    44475 SH       SOLE                    43600               875
CHICOS FAS INC                 COM              168615102     1997    43040 SH       SOLE                    42600               440
CISCO SYS INC                  COM              17275R102     2790   118640 SH       SOLE                   110500              8140
CITIGROUP INC                  COM              172967101     2071    40050 SH       SOLE                    39500               550
CITY NATL CORP                 COM              178566105      545     9100 SH       SOLE                     9100
COACH INC                      COM              189754104      701    17100 SH       SOLE                    16000              1100
COCA COLA CO.                  COM              191216100     2601    51700 SH       SOLE                    51700
D R HORTON INC                 COM              23331A109      630    17780 SH       SOLE                    17780
DEERE & CO                     COM              244199105      722    10415 SH       SOLE                     9400              1015
DISNEY WALT CO COM DISNEY      COM              254687106     1940    77650 SH       SOLE                    73800              3850
EDISON INTL COM                COM              281020107     1178    48500 SH       SOLE                    48500
EMC CORPORATION                COM              268648102      459    33760 SH       SOLE                    29200              4560
ENERGIZER HLDGS INC            COM              29266R108      716    15325 SH       SOLE                    13200              2125
EXXON MOBIL CORP               COM              30231G102     2630    63226 SH       SOLE                    59000              4226
FIDELITY NATL FINL INC         COM              316326107      722    18240 SH       SOLE                    16005              2235
GENENTECH INC                  COM              368710406     2550    24100 SH       SOLE                    23600               500
GENERAL ELEC CO                COM              369604103     1892    62004 SH       SOLE                    60200              1804
GOLDEN WEST FINANCIAL CORP.    COM              381317106     2748    24550 SH       SOLE                    23650               900
GREAT PLAINS ENERGY            COM              391164100      677    20050 SH       SOLE                    17800              2250
HEWLETT PACKARD CO             COM              428236103     2326   101823 SH       SOLE                    98000              3823
INDYMAC BANCORP INC            COM              456607100      726    20000 SH       SOLE                    20000
INGERSOLL-RAND COMPANY         COM              G4776G101     1962    29000 SH       SOLE                    28900               100
INTEL CORP                     COM              458140100     1772    65150 SH       SOLE                    57500              7650
INTERNATIONAL BUS MACH         COM              459200101     1476    16075 SH       SOLE                    15200               875
JABIL CIRCUIT INC              COM              466313103     1981    67300 SH       SOLE                    67300
LEGG MASON INC                 COM              524901105     2697    29070 SH       SOLE                    28500               570
LINCOLN NATL CORP IND          COM              534187109      913    19290 SH       SOLE                    17700              1590
MARSHALL & ILSLEY CORP         COM              571834100     1419    37540 SH       SOLE                    37300               240
MERRILL LYNCH                  COM              590188108      624    10470 SH       SOLE                    10100               370
MICROSOFT CORP                 COM              594918104     2514   100670 SH       SOLE                    91500              9170
NBTY, INC                      COM              628782104     1954    52550 SH       SOLE                    50260              2290
NORDSTROM INC                  COM              655664100      656    16450 SH       SOLE                    16100               350
NORTHROP GRUMMAN CORP.         COM              666807102     2496    25360 SH       SOLE                    25300                60
OCCIDENTAL PETE CORP           COM              674599105     2840    61670 SH       SOLE                    58100              3570
ONEOK INC.                     COM              682680103     1206    53500 SH       SOLE                    53500
OSHKOSH TRUCK CORP.            COM              688239201      625    11220 SH       SOLE                    10400               820
PFIZER INC                     COM              717081103     2043    58280 SH       SOLE                    52900              5380
PROCTOR & GAMBLE               COM              742718109     2150    20495 SH       SOLE                    19100              1395
PROGRESSIVE CORP               COM              743315103      858     9800 SH       SOLE                     7300              2500
SCHLUMBERGER LTD COM           COM              806857108     1188    18600 SH       SOLE                    18600
SEMTECH CORP                   COM              816850101      542    23750 SH       SOLE                    23750
SILICON LABORATORIES           COM              826919102      304     5750 SH       SOLE                     5600               150
STANLEY WKS                    COM              854616109     1908    44700 SH       SOLE                    44700
STARBUCKS CORP                 COM              855244109      600    15900 SH       SOLE                    15700               200
TARGET CORP.                   COM              239753106     1860    41300 SH       SOLE                    40550               750
TEVA PHARMACEUTICAL            COM              881624209     2538    40030 SH       SOLE                    39100               930
TEXAS INSTRS INC               COM              882508104     1460    49975 SH       SOLE                    46400              3575
UNITEDHEALTH GROUP             COM              91324P102     2558    39696 SH       SOLE                    38208              1488
VARIAN MED SYS                 COM              92220P105      779     9030 SH       SOLE                     8000              1030
WAL MART STORES, INC.          COM              931142103     2537    42495 SH       SOLE                    40600              1895
ZIMMER HOLDINGS INC            COM              98956P102     1881    25500 SH       SOLE                    25500